STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 7 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized share capital of 10,000,000 shares of preferred stock with par value of $0.001.

On January 12, 2024, we entered into Unit Subscription Purchase Agreements (“Subscription Agreements”) with purchasers for an aggregate of 23 (“Units”) at a price of $12,000 per Unit. Each Unit comprised of one (1) share of Series A Convertible Non-Voting Preferred Stock, $0.001 par value per share (the “Series A Preferred Stock”), and (ii) 62,500 common stock purchase warrants (the “Warrants”). The rights and preferences of the Series A Preferred Stock, include without limitation, the right of each holder thereof to convert each share of Series A Preferred Stock into 50,000 shares of the Company’s common stock, par value $0.001 par value per share (“Common Stock”), as set forth in the Certificate of Designation of Series A Convertible Non-Voting Preferred Stock (the “Certificate of Designation”). The Warrant holders have the right to exercise the Warrants for three (3) years at an exercise price of $0.24 per share of Common Stock. The Units were offered and sold in reliance upon exemptions from the registration requirements provided by Section 4(a)(2) of the Securities Act of 1933, as amended, and/or Rule 506(b) of Regulation D promulgated thereunder. The Company has agreed to file a registration statement to cover the re-sale of the shares of Common Stock issuable upon the conversion of the Series A Preferred Stock, and upon the exercise of the Warrants. The Company intends to utilize the net proceeds from the sale of the Units in the Offering for working capital and general corporate purposes.

The warrants issued through January 31, 2024, had a Black-Scholes fair value of $156,746 for the 1,125,000 warrants issued.

Stock price	$0.07 – 0.20
Exercise price	$0.24
Expected volatility	521 -1,042%
Expected term (years)	3
Risk free rate	4.05 – 4.45%
Dividends	0%

Between February 2024 and January 2025, we entered into subscription agreements (each a “Subscription Agreement”) with certain accredited investors (each, a “Subscriber” and collectively, the “Subscribers”), pursuant to which the Company offered and sold to the Subscribers in a private placement offering (the “Offering”), units (each, a “Unit” and, collectively, the “Units”), for a purchase price of $12,000 per Unit, for gross proceeds of $2,084,040. Each Unit consists of one (1) share of the Company’s Series A Convertible Non-Voting Preferred Stock, par value $0.001 per share (the “Preferred Stock”), and (ii) 62,500 common stock purchase warrants (the “Warrants”). Each share of Preferred Stock converts into 50,000 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”). The Warrant entitles the holders to shares of Common Stock for three (3) years, at an exercise price of $0.24 per share.

As of both July 31, 2025, and January 31, 2025, the Company had 196.67 shares of Series A Preferred Stock issued and outstanding, respectively.

Common Stock

The Company has authorized share capital consisting of 500,000,000 shares of common stock with par value of $0.001.

As described in Note 4, the Company issued certain shares of its common stock for the conversion of convertible notes payable during the period ended January 31, 2025.

As described in Note 6, the Company issued certain shares of its common stock to related parties during the period ended April 30, 2025.

During April 2024, the Company issued 1,041,667 shares of common stock to an officer as a result of the cashless exercise of their warrants.

On May 1, 2024, Rudofsky, Brodkey, and Scannell each elected to convert accrued compensation of $31,250, $17,500, and $62,500, respectively, into 195,313, 109,375, and 390,625 shares of common stock, respectively.

On August 2, 2024, Brodkey, Rudofsky, and Scannell each elected to convert accrued compensation of $42,500, $31,250, and $87,500, respectively, into 170,000, 125,000, and 350,000 shares of common stock, respectively. Other employees and non-employees converted compensation of $574,750 into 439,000 shares of common stock.

On September 25, 2024, the Company issued stock incentives to Brodkey (2,570,000 shares valued at $565,400), Scannell (2,500,000 shares valued at $550,000), and Rudofsky (125,000 shares valued at $27,500). The Company also issued stock incentives to employees and non-employees (375,000 shares valued at $82,500).

On November 5, 2024, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 193,182 and 397,727 shares of common stock, respectively. Additionally, Dykes, a former officer, and a consultant, converted accrued compensation of $47,500 and $20,000 into 215,909 and 90,909 shares of common stock, respectively.

On December 18, 2024, a vendor converted a payable for $30,000 into 125,000 shares of common stock.

On January 31, 2025, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 106,784 and 219,849 shares of common stock, respectively. Additionally, Dykes, a former officer, and a consultant, converted $47,500 and $20,000 into 119,347 and 50,251 shares of common stock, respectively.

On January 31, 2025, Brodkey and Scannell each elected to convert accrued compensation of $55,000 and $62,500 into 138,192 and 157,036 shares of common stock, respectively. Additionally, Dykes, a former officer, converted $165,534 of accrued compensation into 415,916 shares of common stock.

For the year ended January 31, 2025, the Company issued 2,387,802 shares of common stock for non-officer services.

For the year ended January 31, 2025, the Company issued approximately 189,000 shares of common stock to various individuals for services.

On February 24, 2025, a warrant holder exercised a warrant for 225,000 shares of common stock for $54,000.

On March 25, 2025, a warrant holder exercised a warrant for 225,000 shares of common stock for $54,000.

On April 30, 2025, Brodkey and Scannell elected to convert accrued compensation of $42,500 and $87,500 into 141,667 and 291,667 shares of common stock, respectively. Additionally, other parties converted $147,500 of accrued compensation into 1,058,000 shares of common stock.

On May 16, 2025, a warrant holder exercised a warrant for 225,000 shares of common stock for $54,000. The conversion rate was $0.24 per share.

On May 30, 2025, a vendor converted a payable for $50,000 into 208,333 shares of common stock. The conversion rate was $0.24 per share.

On June 17, 2025, a vendor converted a payable for $150,000 into 625,000 shares of common stock. The conversion rate was $0.24 per share.

On July 25, 2025, a vendor was issued 833,333 shares of common stock valued at $200,000 for services. The conversion rate was $0.24 per share.

On July 31, 2025, Brodkey and Scannell elected to convert accrued compensation of $42,500 and $87,500 into 121,429 and 250,000 shares of common stock, respectively. Additionally, other parties converted $67,500 of accrued compensation into 192,857 shares of common stock. The conversion rate was $0.35 per share.

As of July 31, 2025, and January 31, 2025, the Company had 265,860,511 and 261,463,225 shares issued, issuable, and outstanding, respectively.

Options

On January 23, 2023, as part of the RTO, the Company accepted the assignment of the stock options for common stock from ICUMO to the Company, as consented by the parties. The Company has 27,135,000 options issued to various officers, directors, and employees, based on milestones. As of January 31, 2024, and 2025, 22,646,000 and 1,206,000 options are vested. The exercise price for the options is $0.125 and they expire on December 31, 2027. The Company recognized $378,496 during the period ended January 31, 2025, in stock-based compensation expense related to the estimated vesting of these options. As of January 31, 2025, none of the remaining milestones necessary for these options to vest have been met. The remaining additional compensation to be recognized as these options vest is approximately $568,000 during fiscal 2026 based on the current estimated time to reach the milestones.

The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2025. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period.

On April 3, 2024, Brodkey, Scannell, Rudofsky, and Dykes executed cashless conversions of 5,360,000 vested options each into 3,685,000 shares of common stock each.

As of July 31, 2025, the Company had 27,135,000 options outstanding with an exercise price of $0.125, to Brodkey, Scannell, and a former officer, each with 8,040,000 options. In addition, a former director of the Company holds 2,680,000 options and an independent consultant holds 335,000 options.

Warrants

On March 28, 2024, the Company issued 10,166,875 warrants for shares of common stock as part of financing. The warrants have an exercise price of $0.24 and expire on March 28, 2027.

On April 4, 2024, Feehan and Brodkey executed cashless conversion of 2,666,666 and 1,306,667 warrants, respectively, into 1,666,670 and 816,666 shares of common stock, respectively.

On April 6, 2024, Dykes executed cashless conversion of 400,000 warrants into 251,250 shares of common stock.

On April 6, 2024, four warrant holders executed cashless conversion of 1,608,000 warrants into 1,005,000 shares of common stock.

On April 8, 2024, Rudofsky executed cashless conversion of 1,666,667 warrants into 1,041,667 shares of common stock.

On June 7, 2024, the Company issued 750,000 warrants for shares of common stock as part of financing. The warrants have an exercise price of $0.24 and expire on June 7, 2027.

On September 5, 2024, the Company issued 62,500 warrants for shares of common stock as part of financing. The warrants have an exercise price of $0.24 and expire on September 5, 2027.

On November 5, 2024, Rudofsky exercised 500,000 warrants at $0.15 for $75,000.

On December 17, 2024, 225,000 warrants were exercised at $0.24 for $54,000.

On January 17, 2025, 225,000 warrants were exercised at $0.24 for $54,000.

On January 29, 2025, 1,340,000 warrants were exercised at $0.15 for $201,000.

On February 24, 2025, 225,000 warrants were exercised at $0.24 for $54,000.

On March 25, 2025, 225,000 warrants were exercised at $0.24 for $54,000.

On May 16, 2025, 225,000 warrants were exercised at $0.24 for $54,000.

As of July 31, 2025, the Company had 41,555,900 warrants outstanding with an exercise price of $0.15, which relate to the convertible notes dated January 23, 2023, 1,093,470 warrants outstanding with an exercise price of $0.23, and 10,955,700 warrants outstanding with an exercise price of $0.24 (see Note 4). The schedule of outstanding warrants as of July 31, 2025, is as follows:

Exercise	Expiration
Price	Date	Quantity
$0.15	5/11/27	214,400
$0.15	11/29/27	38,326,500
$0.15	12/10/27	3,015,000
$0.23	5/8/26	1,093,470
$0.24	8/14/26	0
$0.24	11/17/26	125,000
$0.24	12/8/26	125,000
$0.24	12/11/26	62,500
$0.24	3/28/27	10,643,200
$0.24	6/7/27	0
$0.24	9/5/27	0
		53,605,070

Stock-based Compensation Expense

The Company recognizes stock-based compensation using the straight-line method over the requisite service period or derived service period. The Company recognized stock-based compensation for the six months ended July 31, 2025, and 2024 of $875,000 and $554,056, respectively.

NOTE 7 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized share capital of 10,000,000 shares of preferred stock with par value of $0.001.

On January 12, 2024, we entered into Unit Subscription Purchase Agreements (“Subscription Agreements”) with purchasers for an aggregate of 23 (“Units”) at a price of $12,000 per Unit. Each Unit comprised of one (1) share of Series A Convertible Non-Voting Preferred Stock, $0.001 par value per share (the “Series A Preferred Stock”), and (ii) 62,500 common stock purchase warrants (the “Warrants”). The rights and preferences of the Series A Preferred Stock, include without limitation, the right of each holder thereof to convert each share of Series A Preferred Stock into 50,000 shares of the Company’s common stock, par value $0.001 par value per share (“Common Stock”), as set forth in the Certificate of Designation of Series A Convertible Non-Voting Preferred Stock (the “Certificate of Designation”). The Warrant holders have the right to exercise the Warrants for three (3) years at an exercise price of $0.24 per share of Common Stock. The Units were offered and sold in reliance upon exemptions from the registration requirements provided by Section 4(a)(2) of the Securities Act of 1933, as amended, and/or Rule 506(b) of Regulation D promulgated thereunder. The Company has agreed to file a registration statement to cover the re-sale of the shares of Common Stock issuable upon the conversion of the Series A Preferred Stock, and upon the exercise of the Warrants. The Company intends to utilize the net proceeds from the sale of the Units in the Offering for working capital and general corporate purposes.

The warrants issued through January 31, 2024, had a Black-Scholes fair value of $156,746 for the 1,125,000 warrants issued.

Stock price	$0.07 – 0.20
Exercise price	$0.24
Expected volatility	521 -1,042%
Expected term (years)	3
Risk free rate	4.05 – 4.45%
Dividends	0%

Between February 2024 and January 2025, we entered into subscription agreements (each a “Subscription Agreement”) with certain accredited investors (each, a “Subscriber” and collectively, the “Subscribers”), pursuant to which the Company offered and sold to the Subscribers in a private placement offering (the “Offering”), units (each, a “Unit” and, collectively, the “Units”), for a purchase price of $12,000 per Unit, for gross proceeds of $2,084,040. Each Unit consists of one (1) share of the Company’s Series A Convertible Non-Voting Preferred Stock, par value $0.001 per share (the “Preferred Stock”), and (ii) 62,500 common stock purchase warrants (the “Warrants”). Each share of Preferred Stock converts into 2,500 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”). The Warrant entitles the holders to shares of Common Stock for three (3) years, at an exercise price of $4.80 per share.

As of January 31, 2025, and 2024, the Company had 196.67 and 23 shares of Series A Preferred Stock issued and outstanding, respectively.

Common Stock

The Company has authorized share capital consisted of 500,000,000 shares of common stock with par value of $0.001.

As described in Note 4, the Company issued certain shares of its common stock for the conversion of convertible notes payable during the period ended January 31, 2025.

As described in Note 6, the Company issued certain shares of its common stock to related parties during the period ended October 31, 2024.

During April 2024, the Company issued 1,041,667 shares of common stock to an officer as a result of the cashless exercise of their warrants.

On May 1, 2024, Rudofsky, Brodkey, and Scannell each elected to convert accrued compensation of $31,250, $17,500, and $62,500, respectively, into 195,313, 109,375, and 390,625 shares of common stock, respectively.

On August 2, 2024, Brodkey, Rudofsky, and Scannell each elected to convert accrued compensation of $42,500, $31,250, and $87,500, respectively, into 170,000, 125,000, and 350,000 shares of common stock, respectively. Other employees and non-employees converted compensation of $574,750 into 439,000 shares of common stock.

On September 25, 2024, the Company issued stock incentives to Brodkey (2,570,000 shares valued at $565,400), Scannell (2,500,000 shares valued at $550,000), and Rudofsky (125,000 shares valued at $27,500). The Company also issued stock incentives to employees and non-employees (375,000 shares valued at $82,500).

On November 5, 2024, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 193,182 and 397,727 shares of common stock, respectively. Additionally, Dykes, a former officer, and a consultant, converted accrued compensation of $47,500 and $20,000 into 215,909 and 90,909 shares of common stock, respectively.

On December 18, 2024, a vendor converted a payable for $30,000 into 125,000 shares of common stock.

On January 31, 2025, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 106,784 and 219,849 shares of common stock, respectively. Additionally, Dykes, a former officer, and a consultant, converted $47,500 and $20,000 into 119,347 and 50,251 shares of common stock, respectively.

On January 31, 2025, Brodkey and Scannell each elected to convert accrued compensation of $55,000 and $62,500 into 138,192 and 157,036 shares of common stock, respectively. Additionally, Dykes, a former officer, converted $165,534 of accrued compensation into 415,916 shares of common stock.

For the year ended January 31, 2025, the Company issued 2,387,802 shares of common stock for non-officer services.

For the year ended January 31, 2025, the Company issued approximately 189,000 shares of common stock to various individuals for services.

As of January 31, 2025, and 2024, the Company had 261,463,225 and 214,647,732 shares issued, issuable, and outstanding, respectively.

Options

On January 23, 2023, as part of the RTO, the Company accepted the assignment of the stock options for common stock from ICUMO to the Company, as consented by the parties. The Company has 56,615,000 options issued to various officers, directors, and employees, based on milestones. As of January 31, 2024, and 2025, 22,646,000 and 6,566,000 options are vested. The exercise price for the options is $0.125 and they expire on December 31, 2027. The Company recognized $378,496 during the period ended January 31, 2025, in stock-based compensation expense related to the estimated vesting of these options. As of January 31, 2025, none of the remaining milestones necessary for these options to vest have been met. The remaining additional compensation to be recognized as these options vest is approximately $568,000 during fiscal 2025 based on the current estimated time to reach the milestones.

The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2025. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period.

On April 3, 2024, Brodkey, Scannell, Rudofsky, and Dykes executed cashless conversions of 5,360,000 vested options each into 3,685,000 shares of common stock each.

As of January 31, 2025, the Company had 24,120,000 options outstanding with an exercise price of $0.125, to Brodkey, Scannell, and a former officer, each with 8,040,000 options.

Warrants

On March 28, 2024, the Company issued 10,166,875 warrants for shares of common stock as part of financing. The warrants have an exercise price of $0.24 and expire on March 28, 2027.

On April 4, 2024, Feehan and Brodkey executed cashless conversion of 2,666,666 and 1,306,667 warrants, respectively, into 1,666,670 and 816,666 shares of common stock, respectively.

On April 6, 2024, Dykes executed cashless conversion of 400,000 warrants into 251,250 shares of common stock.

On April 6, 2024, four warrant holders executed cashless conversion of 1,608,000 warrants into 1,005,000 shares of common stock.

On April 8, 2024, Rudofsky executed cashless conversion of 1,666,667 warrants into 1,041,667 shares of common stock.

On June 7, 2024, the Company issued 750,000 warrants for shares of common stock as part of financing. The warrants have an exercise price of $0.24 and expire on June 7, 2027.

On September 5, 2024, the Company issued 62,500 warrants for shares of common stock as part of financing. The warrants have an exercise price of $0.24 and expire on September 5, 2027.

On November 5, 2024, Rudofsky exercised 500,000 warrants at $0.15 for $75,000.

On December 17, 2024, 225,000 warrants were exercised at $0.24 for $54,000.

On January 17, 2025, 225,000 warrants were exercised at $0.24 for $54,000.

On January 29, 2025, 1,340,000 warrants were exercised at $0.15 for $201,000.

As of January 31, 2025, the Company had 41,555,900 warrants outstanding with an exercise price of $0.15, which relate to the convertible notes dated January 23, 2023, 1,093,470 warrants outstanding with an exercise price of $0.23, and 11,966,875 warrants outstanding with an exercise price of $0.24 (see Note 4). The schedule of outstanding warrants as of January 31, 2025, is as follows:

Exercise	Expiration
Price	Date	Quantity
$0.15	5/11/27	214,400
$0.15	11/29/27	38,326,500
$0.15	12/10/27	3,015,000
$0.23	5/8/26	1,093,470
$0.24	8/14/26	675,000
$0.24	11/17/26	125,000
$0.24	12/8/26	125,000
$0.24	12/11/26	62,500
$0.24	3/28/27	10,166,875
$0.24	6/7/27	750,000
$0.24	9/5/27	62,500
		54,616,245

Stock-based Compensation Expense

The Company recognizes stock-based compensation using the straight-line method over the requisite service period or derived service period. The Company recognized stock-based compensation for the years ended January 31, 2025, and 2024 of $2,966,115 and $2,043,909, respectively.